Goodwill and Intangible Assets - Rollfoward of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 8,559	$ 8,559
Additional acquisitions recorded	0	0
Currency translation adjustment	(107)	0
Goodwill, Ending Balance	8,452	8,559
Consumer
Goodwill [Roll Forward]
Goodwill, Beginning Balance	3,110	3,110
Additional acquisitions recorded	0	0
Currency translation adjustment	0	0
Goodwill, Ending Balance	3,110	3,110
Foodservice
Goodwill [Roll Forward]
Goodwill, Beginning Balance	4,796	4,796
Additional acquisitions recorded	0	0
Currency translation adjustment	0	0
Goodwill, Ending Balance	4,796	4,796
International
Goodwill [Roll Forward]
Goodwill, Beginning Balance	653	653
Additional acquisitions recorded	0	0
Currency translation adjustment	(107)	0
Goodwill, Ending Balance	$ 546	$ 653